Restructuring and Impairments - Costs Related to the Restructuring Program (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 62,227	$ 6,850		$ 62,227	$ 62,227
2019 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring	60,232			60,232	60,232
Restructuring, acquisition, integration and other, net	163,000
2019 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring	27,999			27,999	27,999
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring	402	6,664	$ 10,807	402	402
Restructuring, acquisition, integration and other, net	(1,100)	11,666	13,796	24,362
2017 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		1,617	3,039
2017 Restructuring | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100)	10,049	10,757
2017 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring	402	3,820	6,222	402	402
Restructuring, acquisition, integration and other, net	(1,100)	4,631	6,174	9,705
2017 Restructuring | Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		424	0
2017 Restructuring | Personnel Related | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100)	4,207	6,174
2017 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	5,425	4,583	10,008
2017 Restructuring | Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		1,193	0
2017 Restructuring | Contract and Other Costs | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	4,232	4,583
2017 Restructuring | Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	1,610	3,039	4,649
2017 Restructuring | Inventory Write-offs & Asset Impairments | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		0	3,039
2017 Restructuring | Inventory Write-offs & Asset Impairments | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	1,610	0
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring	0	255	6,412	0	0
Restructuring, acquisition, integration and other, net					97,100
2016 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 255	$ 4,294	$ 0	$ 0